Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.80%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)(b)	32,048	$1,013,678
Omnicom Group, Inc.	9,889	1,022,425
		2,036,103
Aerospace & Defense–2.38%
Axon Enterprise, Inc.(b)(c)	2,604	1,040,558
Boeing Co. (The)(c)	6,307	958,916
General Dynamics Corp.	3,244	980,337
General Electric Co.	5,546	1,045,865
Howmet Aerospace, Inc.	10,377	1,040,294
Huntington Ingalls Industries, Inc.	3,780	999,356
L3Harris Technologies, Inc.	4,303	1,023,555
Lockheed Martin Corp.	1,735	1,014,212
Northrop Grumman Corp.	1,902	1,004,389
RTX Corp.	8,300	1,005,628
Textron, Inc.	11,274	998,651
TransDigm Group, Inc.	723	1,031,815
		12,143,576
Agricultural & Farm Machinery–0.21%
Deere & Co.	2,505	1,045,412
Agricultural Products & Services–0.38%
Archer-Daniels-Midland Co.(b)	16,372	978,063
Bunge Global S.A.	10,153	981,186
		1,959,249
Air Freight & Logistics–0.82%
C.H. Robinson Worldwide, Inc.	9,880	1,090,456
Expeditors International of Washington, Inc.	8,186	1,075,640
FedEx Corp.(b)	3,452	944,743
United Parcel Service, Inc., Class B	7,770	1,059,362
		4,170,201
Apparel Retail–0.38%
Ross Stores, Inc.	6,344	954,835
TJX Cos., Inc. (The)	8,253	970,058
		1,924,893
Apparel, Accessories & Luxury Goods–0.62%
lululemon athletica, inc.(b)(c)	3,707	1,005,894
Ralph Lauren Corp.(b)	5,534	1,072,877
Tapestry, Inc.(b)	23,122	1,086,272
		3,165,043
Application Software–2.37%
Adobe, Inc.(c)	1,841	953,233
ANSYS, Inc.(c)	3,104	989,027
Autodesk, Inc.(b)(c)	3,745	1,031,673
Cadence Design Systems, Inc.(b)(c)	3,679	997,119
Fair Isaac Corp.(c)	530	1,030,066
Intuit, Inc.	1,509	937,089
Palantir Technologies, Inc., Class A(b)(c)	27,970	1,040,484
PTC, Inc.(b)(c)	5,741	1,037,169
Roper Technologies, Inc.	1,792	997,140
Shares		Value
Application Software–(continued)
Salesforce, Inc.(b)	3,883	$1,062,816
Synopsys, Inc.(c)	2,017	1,021,389
Tyler Technologies, Inc.(c)	1,699	991,740
		12,088,945
Asset Management & Custody Banks–2.04%
Ameriprise Financial, Inc.	2,245	1,054,723
Bank of New York Mellon Corp. (The)(b)	14,392	1,034,209
BlackRock, Inc.	1,117	1,060,603
Blackstone, Inc., Class A(b)	6,539	1,001,317
Franklin Resources, Inc.(b)	49,684	1,001,133
Invesco Ltd.(d)	61,755	1,084,418
KKR & Co., Inc., Class A	8,051	1,051,299
Northern Trust Corp.(b)	11,204	1,008,696
State Street Corp.	11,872	1,050,316
T. Rowe Price Group, Inc.	9,455	1,029,933
		10,376,647
Automobile Manufacturers–0.60%
Ford Motor Co.(b)	92,488	976,673
General Motors Co.(b)	21,354	957,514
Tesla, Inc.(c)	4,294	1,123,439
		3,057,626
Automotive Parts & Equipment–0.42%
Aptiv PLC(c)	14,339	1,032,551
BorgWarner, Inc.	30,695	1,113,922
		2,146,473
Automotive Retail–0.58%
AutoZone, Inc.(c)	317	998,562
CarMax, Inc.(b)(c)	12,550	971,119
O’Reilly Automotive, Inc.(c)	878	1,011,105
		2,980,786
Biotechnology–1.53%
AbbVie, Inc.	5,091	1,005,371
Amgen, Inc.	2,974	958,252
Biogen, Inc.(c)	5,053	979,473
Gilead Sciences, Inc.	11,939	1,000,966
Incyte Corp.(c)	15,556	1,028,252
Moderna, Inc.(b)(c)	14,480	967,698
Regeneron Pharmaceuticals, Inc.(c)	857	900,913
Vertex Pharmaceuticals, Inc.(b)(c)	2,037	947,368
		7,788,293
Brewers–0.20%
Molson Coors Beverage Co., Class B(b)	17,996	1,035,130
Broadcasting–0.40%
Fox Corp., Class A	16,140	683,206
Fox Corp., Class B	9,478	367,746
Paramount Global, Class B	93,538	993,374
		2,044,326
Broadline Retail–0.39%
Amazon.com, Inc.(c)	5,302	987,922

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.(b)	15,585	$1,014,739
		2,002,661
Building Products–1.44%
A.O. Smith Corp.	12,364	1,110,658
Allegion PLC	7,003	1,020,617
Builders FirstSource, Inc.(c)	5,394	1,045,681
Carrier Global Corp.(b)	12,923	1,040,172
Johnson Controls International PLC	13,628	1,057,669
Masco Corp.	12,327	1,034,729
Trane Technologies PLC	2,714	1,055,013
		7,364,539
Cable & Satellite–0.39%
Charter Communications, Inc., Class A(b)(c)	2,906	941,777
Comcast Corp., Class A	24,998	1,044,166
		1,985,943
Cargo Ground Transportation–0.40%
J.B. Hunt Transport Services, Inc.	5,887	1,014,507
Old Dominion Freight Line, Inc.(b)	5,133	1,019,619
		2,034,126
Casinos & Gaming–0.90%
Caesars Entertainment, Inc.(b)(c)	25,436	1,061,698
Las Vegas Sands Corp.(b)	24,705	1,243,650
MGM Resorts International(b)(c)	27,080	1,058,557
Wynn Resorts Ltd.	12,601	1,208,184
		4,572,089
Commodity Chemicals–0.41%
Dow, Inc.(b)	19,714	1,076,976
LyondellBasell Industries N.V., Class A	10,611	1,017,595
		2,094,571
Communications Equipment–1.01%
Arista Networks, Inc.(c)	2,748	1,054,737
Cisco Systems, Inc.	19,853	1,056,577
F5, Inc.(c)	4,701	1,035,160
Juniper Networks, Inc.	25,614	998,434
Motorola Solutions, Inc.	2,238	1,006,272
		5,151,180
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	10,042	1,037,339
Construction & Engineering–0.21%
Quanta Services, Inc.(b)	3,668	1,093,614
Construction Machinery & Heavy Transportation Equipment– 0.84%
Caterpillar, Inc.	2,880	1,126,425
Cummins, Inc.(b)	3,273	1,059,765
PACCAR, Inc.	10,394	1,025,680
Wabtec Corp.	5,851	1,063,536
		4,275,406
Construction Materials–0.41%
Martin Marietta Materials, Inc.(b)	1,899	1,022,137
Vulcan Materials Co.	4,164	1,042,790
		2,064,927
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	5,726	$1,007,948
Consumer Finance–0.83%
American Express Co.(b)	3,817	1,035,170
Capital One Financial Corp.(b)	7,114	1,065,179
Discover Financial Services	7,587	1,064,380
Synchrony Financial(b)	20,978	1,046,383
		4,211,112
Consumer Staples Merchandise Retail–0.97%
Costco Wholesale Corp.	1,083	960,101
Dollar General Corp.	11,666	986,594
Dollar Tree, Inc.(b)(c)	14,185	997,489
Target Corp.(b)	6,559	1,022,286
Walmart, Inc.	12,266	990,479
		4,956,949
Copper–0.23%
Freeport-McMoRan, Inc.(b)	23,176	1,156,946
Data Center REITs–0.39%
Digital Realty Trust, Inc.	6,175	999,300
Equinix, Inc.	1,134	1,006,573
		2,005,873
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.	4,665	1,003,115
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B(b)	21,203	1,043,187
Constellation Brands, Inc.(b)	3,914	1,008,599
		2,051,786
Distributors–0.59%
Genuine Parts Co.(b)	7,199	1,005,556
LKQ Corp.	24,091	961,713
Pool Corp.	2,777	1,046,374
		3,013,643
Diversified Banks–1.62%
Bank of America Corp.	25,580	1,015,014
Citigroup, Inc.	17,144	1,073,214
Fifth Third Bancorp	23,501	1,006,783
JPMorgan Chase & Co.	4,839	1,020,352
KeyCorp	61,448	1,029,254
PNC Financial Services Group, Inc. (The)	5,578	1,031,093
U.S. Bancorp(b)	22,158	1,013,285
Wells Fargo & Co.(b)	18,732	1,058,171
		8,247,166
Diversified Support Services–0.39%
Cintas Corp.(b)	4,758	979,577
Copart, Inc.(b)(c)	19,684	1,031,442
		2,011,019
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.(b)	107,351	961,865
Electric Utilities–3.40%
Alliant Energy Corp.(b)	16,575	1,005,937
American Electric Power Co., Inc.	9,491	973,777
Constellation Energy Corp.	5,045	1,311,801
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Duke Energy Corp.	8,428	$971,748
Edison International	11,575	1,008,067
Entergy Corp.	7,780	1,023,926
Evergy, Inc.	16,192	1,004,066
Eversource Energy	14,546	989,855
Exelon Corp.	24,576	996,557
FirstEnergy Corp.	22,233	986,033
NextEra Energy, Inc.	11,680	987,310
NRG Energy, Inc.	12,200	1,111,420
PG&E Corp.	50,009	988,678
Pinnacle West Capital Corp.(b)	10,901	965,719
PPL Corp.	30,459	1,007,584
Southern Co. (The)(b)	11,054	996,850
Xcel Energy, Inc.	15,487	1,011,301
		17,340,629
Electrical Components & Equipment–1.24%
AMETEK, Inc.	5,903	1,013,604
Eaton Corp. PLC	3,233	1,071,545
Emerson Electric Co.(b)	9,690	1,059,795
Generac Holdings, Inc.(c)	7,036	1,117,880
Hubbell, Inc.	2,443	1,046,459
Rockwell Automation, Inc.	3,760	1,009,410
		6,318,693
Electronic Components–0.40%
Amphenol Corp., Class A	15,551	1,013,303
Corning, Inc.(b)	23,263	1,050,325
		2,063,628
Electronic Equipment & Instruments–0.83%
Keysight Technologies, Inc.(c)	6,590	1,047,349
Teledyne Technologies, Inc.(c)	2,311	1,011,432
Trimble, Inc.(c)	17,499	1,086,513
Zebra Technologies Corp., Class A(c)	2,930	1,085,037
		4,230,331
Electronic Manufacturing Services–0.42%
Jabil, Inc.	9,336	1,118,733
TE Connectivity PLC (Switzerland)	6,780	1,023,712
		2,142,445
Environmental & Facilities Services–0.77%
Republic Services, Inc.	4,804	964,835
Rollins, Inc.(b)	19,590	990,862
Veralto Corp.	8,987	1,005,286
Waste Management, Inc.	4,753	986,723
		3,947,706
Fertilizers & Agricultural Chemicals–0.81%
CF Industries Holdings, Inc.	12,492	1,071,813
Corteva, Inc.	17,459	1,026,415
FMC Corp.(b)	15,568	1,026,554
Mosaic Co. (The)	37,465	1,003,313
		4,128,095
Financial Exchanges & Data–1.75%
Cboe Global Markets, Inc.	4,718	966,577
CME Group, Inc., Class A	4,557	1,005,502
FactSet Research Systems, Inc.	2,220	1,020,867
Intercontinental Exchange, Inc.	6,127	984,241
Shares		Value
Financial Exchanges & Data–(continued)
MarketAxess Holdings, Inc.	3,845	$985,089
Moody’s Corp.	2,073	983,825
MSCI, Inc.	1,759	1,025,374
Nasdaq, Inc.	13,543	988,774
S&P Global, Inc.	1,903	983,128
		8,943,377
Food Distributors–0.20%
Sysco Corp.(b)	12,921	1,008,613
Food Retail–0.20%
Kroger Co. (The)	17,683	1,013,236
Footwear–0.42%
Deckers Outdoor Corp.(b)(c)	6,344	1,011,551
NIKE, Inc., Class B(b)	12,514	1,106,237
		2,117,788
Gas Utilities–0.20%
Atmos Energy Corp.(b)	7,219	1,001,347
Gold–0.19%
Newmont Corp.	18,408	983,908
Health Care Distributors–0.76%
Cardinal Health, Inc.	8,736	965,503
Cencora, Inc.(b)	4,122	927,780
Henry Schein, Inc.(b)(c)	14,068	1,025,557
McKesson Corp.	1,906	942,364
		3,861,204
Health Care Equipment–3.29%
Abbott Laboratories(b)	8,494	968,401
Baxter International, Inc.(b)	24,892	945,149
Becton, Dickinson and Co.	4,222	1,017,924
Boston Scientific Corp.(c)	11,868	994,538
DexCom, Inc.(c)	14,224	953,577
Edwards Lifesciences Corp.(c)	14,429	952,170
GE HealthCare Technologies, Inc.	11,376	1,067,638
Hologic, Inc.(b)(c)	12,184	992,509
IDEXX Laboratories, Inc.(c)	1,976	998,315
Insulet Corp.(b)(c)	4,227	983,834
Intuitive Surgical, Inc.(c)	2,018	991,383
Medtronic PLC	10,986	989,069
ResMed, Inc.(b)	3,972	969,645
STERIS PLC	4,038	979,376
Stryker Corp.(b)	2,682	968,899
Teleflex, Inc.	4,019	993,979
Zimmer Biomet Holdings, Inc.	9,304	1,004,367
		16,770,773
Health Care Facilities–0.39%
HCA Healthcare, Inc.(b)	2,505	1,018,107
Universal Health Services, Inc., Class B	4,251	973,522
		1,991,629
Health Care REITs–0.76%
Alexandria Real Estate Equities, Inc.	7,958	945,012
Healthpeak Properties, Inc.	43,786	1,001,386
Ventas, Inc.(b)	15,196	974,519
Welltower, Inc.(b)	7,620	975,589
		3,896,506
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–0.98%
Cigna Group (The)	2,710	$938,852
CVS Health Corp.	17,052	1,072,230
DaVita, Inc.(b)(c)	6,045	990,957
Labcorp Holdings, Inc.(b)	4,471	999,179
Quest Diagnostics, Inc.(b)	6,404	994,221
		4,995,439
Health Care Supplies–0.59%
Align Technology, Inc.(c)	4,056	1,031,522
Cooper Cos., Inc. (The)(b)(c)	8,945	986,992
Solventum Corp.(c)	14,124	984,725
		3,003,239
Heavy Electrical Equipment–0.22%
GE Vernova, Inc.(c)	4,383	1,117,577
Home Furnishings–0.20%
Mohawk Industries, Inc.(c)	6,316	1,014,855
Home Improvement Retail–0.41%
Home Depot, Inc. (The)(b)	2,602	1,054,331
Lowe’s Cos., Inc.(b)	3,871	1,048,460
		2,102,791
Homebuilding–0.79%
D.R. Horton, Inc.(b)	5,075	968,158
Lennar Corp., Class A	5,318	997,019
NVR, Inc.(c)	105	1,030,239
PulteGroup, Inc.	7,086	1,017,053
		4,012,469
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.(b)	56,756	998,906
Hotels, Resorts & Cruise Lines–1.66%
Airbnb, Inc., Class A(b)(c)	8,397	1,064,824
Booking Holdings, Inc.	251	1,057,242
Carnival Corp.(c)	57,283	1,058,590
Expedia Group, Inc.(c)	7,282	1,077,882
Hilton Worldwide Holdings, Inc.(b)	4,560	1,051,080
Marriott International, Inc., Class A	4,267	1,060,776
Norwegian Cruise Line Holdings Ltd.(c)	51,149	1,049,066
Royal Caribbean Cruises Ltd.	5,887	1,044,118
		8,463,578
Household Products–0.96%
Church & Dwight Co., Inc.	9,503	995,154
Clorox Co. (The)	5,946	968,663
Colgate-Palmolive Co.	9,351	970,727
Kimberly-Clark Corp.	6,889	980,167
Procter & Gamble Co. (The)(b)	5,679	983,603
		4,898,314
Human Resource & Employment Services–0.78%
Automatic Data Processing, Inc.(b)	3,563	985,989
Dayforce, Inc.(b)(c)	16,642	1,019,322
Paychex, Inc.(b)	7,319	982,137
Paycom Software, Inc.(b)	5,837	972,269
		3,959,717
Independent Power Producers & Energy Traders–0.48%
AES Corp. (The)	53,328	1,069,759
Shares		Value
Independent Power Producers & Energy Traders–(continued)
Vistra Corp.(b)	11,557	$1,369,967
		2,439,726
Industrial Conglomerates–0.40%
3M Co.	7,423	1,014,724
Honeywell International, Inc.	4,843	1,001,097
		2,015,821
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	3,479	1,035,838
Linde PLC	2,119	1,010,466
		2,046,304
Industrial Machinery & Supplies & Components–2.47%
Dover Corp.	5,342	1,024,275
Fortive Corp.	13,433	1,060,267
IDEX Corp.	4,949	1,061,560
Illinois Tool Works, Inc.(b)	3,937	1,031,770
Ingersoll Rand, Inc.	10,861	1,066,116
Nordson Corp.	3,926	1,031,085
Otis Worldwide Corp.(b)	10,498	1,091,162
Parker-Hannifin Corp.	1,672	1,056,403
Pentair PLC	10,806	1,056,719
Snap-on, Inc.	3,528	1,022,097
Stanley Black & Decker, Inc.	9,755	1,074,318
Xylem, Inc.	7,557	1,020,422
		12,596,194
Industrial REITs–0.19%
Prologis, Inc.(b)	7,606	960,486
Insurance Brokers–0.96%
Aon PLC, Class A	2,843	983,650
Arthur J. Gallagher & Co.	3,324	935,274
Brown & Brown, Inc.	9,587	993,213
Marsh & McLennan Cos., Inc.(b)	4,305	960,402
Willis Towers Watson PLC	3,401	1,001,697
		4,874,236
Integrated Oil & Gas–0.60%
Chevron Corp.(b)	7,032	1,035,603
Exxon Mobil Corp.	8,895	1,042,672
Occidental Petroleum Corp.(b)	19,367	998,175
		3,076,450
Integrated Telecommunication Services–0.39%
AT&T, Inc.	45,688	1,005,136
Verizon Communications, Inc.	22,253	999,382
		2,004,518
Interactive Home Entertainment–0.39%
Electronic Arts, Inc.(b)	6,808	976,539
Take-Two Interactive Software, Inc.(b)(c)	6,497	998,654
		1,975,193
Interactive Media & Services–0.63%
Alphabet, Inc., Class A	3,441	570,690
Alphabet, Inc., Class C	2,822	471,810
Match Group, Inc.(b)(c)	28,232	1,068,299
Meta Platforms, Inc., Class A	1,884	1,078,477
		3,189,276
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.60%
Akamai Technologies, Inc.(c)	10,034	$1,012,932
GoDaddy, Inc., Class A(c)	6,493	1,017,973
VeriSign, Inc.(b)(c)	5,408	1,027,304
		3,058,209
Investment Banking & Brokerage–0.81%
Charles Schwab Corp. (The)(b)	15,916	1,031,516
Goldman Sachs Group, Inc. (The)	2,073	1,026,363
Morgan Stanley	10,063	1,048,967
Raymond James Financial, Inc.(b)	8,387	1,027,072
		4,133,918
IT Consulting & Other Services–0.97%
Accenture PLC, Class A (Ireland)	2,829	999,995
Cognizant Technology Solutions Corp., Class A	12,806	988,367
EPAM Systems, Inc.(c)	4,898	974,849
Gartner, Inc.(b)(c)	1,937	981,594
International Business Machines Corp.(b)	4,604	1,017,852
		4,962,657
Leisure Products–0.20%
Hasbro, Inc.	14,385	1,040,323
Life & Health Insurance–1.01%
Aflac, Inc.(b)	9,105	1,017,939
Globe Life, Inc.(b)	9,525	1,008,793
MetLife, Inc.	12,976	1,070,261
Principal Financial Group, Inc.(b)	12,077	1,037,414
Prudential Financial, Inc.	8,504	1,029,834
		5,164,241
Life Sciences Tools & Services–2.02%
Agilent Technologies, Inc.(b)	7,201	1,069,204
Bio-Techne Corp.	13,241	1,058,353
Charles River Laboratories International, Inc.(b)(c)	4,978	980,517
Danaher Corp.	3,632	1,009,769
IQVIA Holdings, Inc.(c)	4,142	981,530
Mettler-Toledo International, Inc.(c)	715	1,072,285
Revvity, Inc.(b)	8,102	1,035,031
Thermo Fisher Scientific, Inc.	1,618	1,000,846
Waters Corp.(b)(c)	3,034	1,091,906
West Pharmaceutical Services, Inc.	3,289	987,226
		10,286,667
Managed Health Care–0.95%
Centene Corp.(c)	13,121	987,749
Elevance Health, Inc.	1,795	933,400
Humana, Inc.(b)	3,075	973,975
Molina Healthcare, Inc.(b)(c)	2,760	950,986
UnitedHealth Group, Inc.	1,664	972,908
		4,819,018
Metal, Glass & Plastic Containers–0.20%
Ball Corp.(b)	14,981	1,017,360
Movies & Entertainment–0.81%
Live Nation Entertainment, Inc.(b)(c)	10,002	1,095,119
Netflix, Inc.(c)	1,418	1,005,745
Walt Disney Co. (The)(b)	10,918	1,050,202
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)(c)	116,454	$960,746
		4,111,812
Multi-Family Residential REITs–1.12%
AvalonBay Communities, Inc.(b)	4,211	948,528
Camden Property Trust	7,872	972,428
Equity Residential	12,662	942,813
Essex Property Trust, Inc.	3,148	929,982
Mid-America Apartment Communities, Inc.(b)	5,949	945,296
UDR, Inc.	20,978	951,142
		5,690,189
Multi-line Insurance–0.19%
American International Group, Inc.	13,524	990,363
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(c)	2,209	1,016,714
Multi-Utilities–1.98%
Ameren Corp.(b)	11,772	1,029,579
CenterPoint Energy, Inc.(b)	35,399	1,041,439
CMS Energy Corp.(b)	14,106	996,307
Consolidated Edison, Inc.(b)	9,455	984,549
Dominion Energy, Inc.(b)	17,000	982,430
DTE Energy Co.	7,850	1,008,018
NiSource, Inc.	29,028	1,005,820
Public Service Enterprise Group, Inc.(b)	11,748	1,048,039
Sempra(b)	11,917	996,619
WEC Energy Group, Inc.(b)	10,315	992,097
		10,084,897
Office REITs–0.20%
BXP, Inc.(b)	12,350	993,681
Oil & Gas Equipment & Services–0.62%
Baker Hughes Co., Class A	29,776	1,076,402
Halliburton Co.	35,476	1,030,578
Schlumberger N.V.	24,742	1,037,927
		3,144,907
Oil & Gas Exploration & Production–1.80%
APA Corp.(b)	41,299	1,010,174
ConocoPhillips(b)	9,553	1,005,740
Coterra Energy, Inc.	43,401	1,039,454
Devon Energy Corp.(b)	25,062	980,425
Diamondback Energy, Inc.	5,734	988,542
EOG Resources, Inc.	8,282	1,018,106
EQT Corp.(b)	29,788	1,091,432
Hess Corp.	7,689	1,044,166
Marathon Oil Corp.	37,837	1,007,599
		9,185,638
Oil & Gas Refining & Marketing–0.59%
Marathon Petroleum Corp.	6,044	984,628
Phillips 66	7,804	1,025,836
Valero Energy Corp.	7,364	994,361
		3,004,825
Oil & Gas Storage & Transportation–0.79%
Kinder Morgan, Inc.	47,255	1,043,863
ONEOK, Inc.	10,821	986,118
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.(b)	6,671	$987,375
Williams Cos., Inc. (The)	21,956	1,002,291
		4,019,647
Other Specialized REITs–0.39%
Iron Mountain, Inc.	8,446	1,003,638
VICI Properties, Inc.	29,113	969,754
		1,973,392
Other Specialty Retail–0.40%
Tractor Supply Co.(b)	3,494	1,016,509
Ulta Beauty, Inc.(c)	2,613	1,016,771
		2,033,280
Packaged Foods & Meats–2.30%
Campbell Soup Co.(b)	19,352	946,700
Conagra Brands, Inc.	30,848	1,003,177
General Mills, Inc.(b)	13,413	990,550
Hershey Co. (The)(b)	4,951	949,503
Hormel Foods Corp.	30,819	976,962
J.M. Smucker Co. (The)(b)	8,189	991,688
Kellanova	12,254	989,020
Kraft Heinz Co. (The)	27,780	975,356
Lamb Weston Holdings, Inc.	15,408	997,514
McCormick & Co., Inc.	11,804	971,469
Mondelez International, Inc., Class A	13,137	967,803
Tyson Foods, Inc., Class A(b)	16,103	959,095
		11,718,837
Paper & Plastic Packaging Products & Materials–1.00%
Amcor PLC	89,964	1,019,292
Avery Dennison Corp.	4,506	994,745
International Paper Co.(b)	20,301	991,704
Packaging Corp. of America	4,702	1,012,811
Smurfit WestRock PLC	22,010	1,087,734
		5,106,286
Passenger Airlines–0.64%
Delta Air Lines, Inc.(b)	21,883	1,111,438
Southwest Airlines Co.(b)	34,473	1,021,435
United Airlines Holdings, Inc.(c)	19,687	1,123,340
		3,256,213
Passenger Ground Transportation–0.20%
Uber Technologies, Inc.(b)(c)	13,641	1,025,258
Personal Care Products–0.42%
Estee Lauder Cos., Inc. (The), Class A	11,692	1,165,576
Kenvue, Inc.(b)	42,270	977,705
		2,143,281
Pharmaceuticals–1.55%
Bristol-Myers Squibb Co.	20,125	1,041,268
Catalent, Inc.(c)	16,685	1,010,611
Eli Lilly and Co.	1,071	948,842
Johnson & Johnson(b)	5,973	967,984
Merck & Co., Inc.	8,534	969,121
Pfizer, Inc.	33,626	973,136
Viatris, Inc.	84,794	984,458
Zoetis, Inc.	5,174	1,010,896
		7,906,316
Shares		Value
Property & Casualty Insurance–2.14%
Allstate Corp. (The)	5,251	$995,852
Arch Capital Group Ltd.(c)	8,826	987,453
Assurant, Inc.	5,143	1,022,737
Chubb Ltd.	3,423	987,159
Cincinnati Financial Corp.	7,279	990,818
Erie Indemnity Co., Class A(b)	1,911	1,031,596
Hartford Financial Services Group, Inc. (The)	8,570	1,007,918
Loews Corp.	12,546	991,761
Progressive Corp. (The)	3,871	982,305
Travelers Cos., Inc. (The)	4,158	973,471
W.R. Berkley Corp.	16,947	961,403
		10,932,473
Publishing–0.20%
News Corp., Class A	28,855	768,409
News Corp., Class B	8,562	239,308
		1,007,717
Rail Transportation–0.59%
CSX Corp.	29,495	1,018,462
Norfolk Southern Corp.	4,023	999,716
Union Pacific Corp.	3,969	978,279
		2,996,457
Real Estate Services–0.39%
CBRE Group, Inc., Class A(c)	8,332	1,037,167
CoStar Group, Inc.(c)	12,523	944,735
		1,981,902
Regional Banks–1.01%
Citizens Financial Group, Inc.	24,662	1,012,868
Huntington Bancshares, Inc.	68,755	1,010,699
M&T Bank Corp.	5,854	1,042,714
Regions Financial Corp.(b)	45,002	1,049,897
Truist Financial Corp.	23,631	1,010,698
		5,126,876
Reinsurance–0.20%
Everest Group Ltd.	2,583	1,012,097
Research & Consulting Services–1.08%
Amentum Holdings, Inc.(c)	45,823	1,477,792
Equifax, Inc.	3,223	947,111
Jacobs Solutions, Inc.	8,223	1,076,390
Leidos Holdings, Inc.	6,359	1,036,517
Verisk Analytics, Inc.	3,678	985,557
		5,523,367
Restaurants–1.20%
Chipotle Mexican Grill, Inc.(b)(c)	17,618	1,015,149
Darden Restaurants, Inc.	6,222	1,021,217
Domino’s Pizza, Inc.(b)	2,456	1,056,424
McDonald’s Corp.(b)	3,334	1,015,236
Starbucks Corp.(b)	10,030	977,825
Yum! Brands, Inc.(b)	7,397	1,033,435
		6,119,286
Retail REITs–0.96%
Federal Realty Investment Trust	8,422	968,277
Kimco Realty Corp.	41,162	955,782
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.(b)	15,766	$999,880
Regency Centers Corp.	13,240	956,325
Simon Property Group, Inc.	6,028	1,018,852
		4,899,116
Self-Storage REITs–0.39%
Extra Space Storage, Inc.	5,558	1,001,496
Public Storage(b)	2,753	1,001,734
		2,003,230
Semiconductor Materials & Equipment–1.01%
Applied Materials, Inc.(b)	5,246	1,059,954
Enphase Energy, Inc.(b)(c)	8,996	1,016,728
KLA Corp.(b)	1,316	1,019,124
Lam Research Corp.	1,284	1,047,847
Teradyne, Inc.	7,535	1,009,162
		5,152,815
Semiconductors–3.03%
Advanced Micro Devices, Inc.(c)	6,492	1,065,207
Analog Devices, Inc.	4,386	1,009,526
Broadcom, Inc.	5,896	1,017,060
First Solar, Inc.(c)	4,321	1,077,830
Intel Corp.	50,289	1,179,780
Microchip Technology, Inc.	12,738	1,022,734
Micron Technology, Inc.(b)	10,839	1,124,113
Monolithic Power Systems, Inc.(b)	1,082	1,000,309
NVIDIA Corp.	8,301	1,008,073
NXP Semiconductors N.V. (China)	4,300	1,032,043
ON Semiconductor Corp.(c)	13,786	1,001,001
Qorvo, Inc.(c)	9,184	948,707
QUALCOMM, Inc.	5,895	1,002,445
Skyworks Solutions, Inc.	9,649	953,032
Texas Instruments, Inc.	4,945	1,021,489
		15,463,349
Single-Family Residential REITs–0.18%
Invitation Homes, Inc.	26,707	941,689
Soft Drinks & Non-alcoholic Beverages–0.77%
Coca-Cola Co. (The)(b)	13,845	994,902
Keurig Dr Pepper, Inc.	26,288	985,274
Monster Beverage Corp.(c)	19,274	1,005,524
PepsiCo, Inc.	5,575	948,029
		3,933,729
Specialty Chemicals–1.64%
Albemarle Corp.(b)	11,307	1,070,886
Celanese Corp.(b)	8,029	1,091,623
DuPont de Nemours, Inc.	12,143	1,082,063
Eastman Chemical Co.	9,589	1,073,488
Ecolab, Inc.	3,946	1,007,532
International Flavors & Fragrances, Inc.	9,545	1,001,557
PPG Industries, Inc.	7,786	1,031,333
Sherwin-Williams Co. (The)	2,634	1,005,319
		8,363,801
Steel–0.42%
Nucor Corp.	6,886	1,035,241
Steel Dynamics, Inc.	8,762	1,104,713
		2,139,954
Shares		Value
Systems Software–1.40%
CrowdStrike Holdings, Inc., Class A(c)	3,816	$1,070,273
Fortinet, Inc.(c)	13,181	1,022,186
Gen Digital, Inc.(b)	37,323	1,023,770
Microsoft Corp.	2,296	987,969
Oracle Corp.(b)	6,102	1,039,781
Palo Alto Networks, Inc.(c)	2,851	974,472
ServiceNow, Inc.(c)	1,125	1,006,189
		7,124,640
Technology Distributors–0.20%
CDW Corp.	4,491	1,016,313
Technology Hardware, Storage & Peripherals–1.64%
Apple, Inc.(e)	4,444	1,035,452
Dell Technologies, Inc., Class C(b)	8,709	1,032,365
Hewlett Packard Enterprise Co.(b)	57,650	1,179,519
HP, Inc.	29,672	1,064,334
NetApp, Inc.	8,427	1,040,819
Seagate Technology Holdings PLC	9,681	1,060,360
Super Micro Computer, Inc.(b)(c)	2,162	900,257
Western Digital Corp.(c)	15,206	1,038,418
		8,351,524
Telecom Tower REITs–0.58%
American Tower Corp.	4,146	964,194
Crown Castle, Inc.(b)	8,319	986,883
SBA Communications Corp., Class A	4,069	979,408
		2,930,485
Timber REITs–0.20%
Weyerhaeuser Co.	30,468	1,031,646
Tobacco–0.37%
Altria Group, Inc.	18,668	952,815
Philip Morris International, Inc.(b)	7,870	955,418
		1,908,233
Trading Companies & Distributors–0.62%
Fastenal Co.	14,160	1,011,307
United Rentals, Inc.	1,356	1,097,994
W.W. Grainger, Inc.	995	1,033,616
		3,142,917
Transaction & Payment Processing Services–1.56%
Corpay, Inc.(c)	3,216	1,005,836
Fidelity National Information Services, Inc.	11,751	984,146
Fiserv, Inc.(c)	5,653	1,015,562
Global Payments, Inc.	8,952	916,864
Jack Henry & Associates, Inc.	5,616	991,449
Mastercard, Inc., Class A	2,004	989,575
PayPal Holdings, Inc.(c)	14,104	1,100,535
Visa, Inc., Class A	3,419	940,054
		7,944,021
Water Utilities–0.19%
American Water Works Co., Inc.	6,674	976,006
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	4,875	1,006,005
Total Common Stocks & Other Equity Interests (Cost $260,269,865)		508,689,094
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(f)	595,442	$595,442
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(f)	1,105,780	1,105,780
Total Money Market Funds (Cost $1,701,222)		1,701,222
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $261,971,087)		510,390,316
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–25.69%
Invesco Private Government Fund, 4.96%(d)(f)(g)	36,902,355	36,902,355
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(d)(f)(g)	94,008,644	$94,046,247
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,946,878)		130,948,602
TOTAL INVESTMENTS IN SECURITIES–125.83% (Cost $392,917,965)		641,338,918
OTHER ASSETS LESS LIABILITIES—(25.83)%		(131,643,858)
NET ASSETS–100.00%		$509,695,060
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Invesco Ltd.	$1,021,072	$144,259	$(81,403)	$22,440	$(21,950)	$1,084,418	$37,252
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,003,261	11,962,110	(16,369,929)	-	-	595,442	61,949
Invesco Liquid Assets Portfolio, Institutional Class	3,574,047	4,989,951	(8,563,345)	(492)	(161)	-	37,684
Invesco Treasury Portfolio, Institutional Class	5,718,013	17,380,032	(21,992,265)	-	-	1,105,780	78,169
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,384,697	297,857,694	(297,340,036)	-	-	36,902,355	1,327,404*
Invesco Private Prime Fund	98,559,389	631,219,342	(635,700,537)	(16,742)	(15,205)	94,046,247	3,503,509*
Total	$150,260,479	$963,553,388	$(980,047,515)	$5,206	$(37,316)	$133,734,242	$5,045,967

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Equal Weight	15	December-2024	$2,199,000	$75,000	$75,000
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$508,689,094	$—	$—	$508,689,094
Money Market Funds	1,701,222	130,948,602	—	132,649,824
Total Investments in Securities	510,390,316	130,948,602	—	641,338,918
Other Investments - Assets*
Futures Contracts	75,000	—	—	75,000
Total Investments	$510,465,316	$130,948,602	$—	$641,413,918

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund